22. SUPPLIERS	12 Months Ended
Dec. 31, 2019
Current raw materials and current production supplies [abstract]
SUPPLIERS

22. SUPPLIERS

	2019	2018
Energy on spot market – CCEE	401	139
Charges for use of energy network	145	122
Energy purchased for resale	764	775
Itaipu Binacional	243	268
Gas purchased for resale	143	124
Materials and services	384	373
	2,080	1,801